UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, Virginia	23510-1666
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2022 – June 30, 2023

ITEM 1. PROXY VOTING RECORD.

Vote Summary
SPDR SERIES TRUST
Security		78468R622			Meeting Type	Special
Ticker Symbol		JNK			Meeting Date	20-Oct-2022
ISIN		US78468R6229			Agenda	935696572 - Management
Record Date		20-Jul-2022			Holding Recon Date	20-Jul-2022
City /	Country	/ United States			Vote Deadline Date	19-Oct-2022
SEDOL(s)					Quick Code
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Clare S. Richer	For	For	For	None	None
	2	Sandra G. Sponem	For	For	For	None	None
	3	Kristi L. Rowsell	For	For	For	None	None
	4	Gunjan Chauhan	For	For	For	None	None
	5	Carolyn M. Clancy	For	For	For	None	None

Account Number		Custodian	Ballot Shares		Unavailable Shares	Vote Date	Date Confirmed
19-9674		217,675		0		19-Oct-2022	19-Oct-2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President
Date	August 18, 2023